Pension Plans and Other Postretirement Benefits Plan Contributions and Benefit Payments - Level 4 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 15
US Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		$ 7
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		7
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		8
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		9
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		11
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		67
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		5
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		6
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		7
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		7
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		7
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		38
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		3
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		3
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		2
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		2
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		2
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		9
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		0
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		0
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		0
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		0
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		0
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		$ 0